Document And Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information Line Items
Entity Registrant Name	Bit Brother Ltd
Trading Symbol	BTB
Document Type	20-F
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001543268
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35755
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	15/F, Block A, Kineer Business Centre
Entity Address, Address Line Two	53 Binjiang Road,
Entity Address, Address Line Three	Yuelu District
Entity Address, City or Town	Changsha
Entity Address, Country	CN
Entity Address, Postal Zip Code	410023
Title of 12(b) Security	Class A Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	2769
Auditor Name	Centurion ZD CPA & Co.
Auditor Location	Hong Kong
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	15/F, Block A, Kineer Business Centre
Entity Address, Address Line Two	53 Binjiang Road
Entity Address, Address Line Three	Yuelu District
Entity Address, City or Town	Changsha
Entity Address, Country	CN
Entity Address, Postal Zip Code	410023
Contact Personnel Name	Xianlong Wu
City Area Code	+86
Local Phone Number	0731-85133570
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	116,773,794
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	975,000